Borrowings - Schedule of Line of Credit (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Non-current liabilities
Non-current liabilities	$ 5,730,956	RM 23,367,975	RM 17,714,042
Current liabilities
Current liabilities	21,316,670	86,918,717	45,626,825
Total borrowings
Total borrowings	27,047,626	110,286,692	63,340,867
Hire Purchase Payable [Member]
Non-current liabilities
Non-current liabilities	101,904	415,513	234,939
Current liabilities
Current liabilities	56,014	228,396	181,549
Total borrowings
Total borrowings	157,918	643,909	416,488
Term Loan [Member]
Non-current liabilities
Non-current liabilities	5,629,052	22,952,462	17,479,103
Current liabilities
Current liabilities	808,536	3,296,800	1,032,035
Total borrowings
Total borrowings	6,437,588	26,249,262	18,511,138
Bank overdraft [Member]
Current liabilities
Current liabilities			738,410
Total borrowings
Total borrowings			738,410
Trade Financing [Member]
Current liabilities
Current liabilities	20,452,120	83,393,521	43,674,831
Total borrowings
Total borrowings	$ 20,452,120	RM 83,393,521	RM 43,674,831